Schedule of Other Assets (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Other Assets
Accounts receivable and other items	$ 12,938	$ 10,769
Accrued interest	4,806	3,765
Current income tax receivable	4,009	6,031
Defined benefit asset	1,568	1,406
Insurance-related assets, excluding investments	1,944	2,008
Prepaid expenses	1,821	1,323
Total	$ 27,086	$ 25,302